                               PARTNERS PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1998

                                                                    NMAAR1081298

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          AMT Partners Portfolio
   PORTFOLIO CO-MANAGERS MICHAEL KASSEN, ROBERT GENDELMAN AND S. BASU MULLICK FOCUS ON OUT-OF-FAVOR LARGE-CAP STOCKS AND MID SIZED COMPANIES LESS WIDELY FOLLOWED BY WALL STREET ANALYSTS. THEY ARE PARTICULARLY PARTIAL TO "FALLEN ANGELS" -- GROWTH STOCKS THAT HAVE EXPERIENCED TEMPORARY SETBACKS, BUT WHOSE LONGER-TERM FUNDAMENTAL OUTLOOK REMAINS STRONG. THE PORTFOLIO MANAGEMENT TEAM VIEWS STOCKS AS PIECES OF BUSINESSES THEY WOULD LIKE TO OWN RATHER THAN PIECES OF PAPER TO TRADE BASED ON SHORT TERM PRICE FLUCTUATIONS. THE GOAL IS TO FIND QUALITY COMPANIES TRADING AT A DISCOUNT TO THEIR INTRINSIC ECONOMIC VALUE.
   1998 was not a particularly rewarding year for value investors relative to their growth stock counterparts. Namely, the S&P 500/BARRA Growth Index outperformed the S&P 500/BARRA Value Index by a whopping 27.5%*. Size was also a big factor in performance. The S&P 500* is capitalization weighted. This means the largest companies in the Index are given a higher weighting in calculating the return. While the S&P 500 gained an impressive 28.5% for the year, the equal weighted S&P 500 (all 500 component stocks given an equal weighting in calculating performance) gained just 12.8%. Amazingly, more than 40% of the S&P 500 component stocks closed the year with a loss! As value investors focusing on mid/large cap stocks, (the portfolio's weighted average capitalization is approximately $21 billion compared to more than $88 billion for the S&P 500), we were swimming against the prevailing style/ capitalization market tide.
   We also made some mistakes. Early in the year, our value discipline led us to quality companies in out-of-favor industries like commodity oriented cyclicals (steel, paper, chemicals, and energy) and the economically sensitive capital goods producers (construction and agricultural equipment). Cheap stocks in these cheap groups got even cheaper when the Asian economic crisis deepened in mid-year sending commodities prices sharply lower and curtailing capital spending. Ongoing earnings uncertainty prevented most of these stocks from participating in the strong fourth quarter rally that took the market back to near record highs. We think even the best companies in these groups will continue to suffer from commodity deflation, soft demand, and a total lack of pricing power. Accordingly, we have been reducing and/or eliminating positions in these industry groups.
   Our financial stock holdings (banks, broker/asset management, and insurance companies) also declined sharply during the third quarter, when the credit crunch triggered by the collapse of the Russian ruble and the much publicized problems of hedge fund Long Term Capital Management panicked investors. Fortunately, these stocks recovered nicely, as three Federal Reserve interest rate cuts provided liquidity and helped revive the world's capital and credit markets. Another bright spot in the portfolio was communications services stocks, which rose on good earnings and accelerating consolidation in the telecommunications industry.
   How are we responding to the portfolio's poor relative performance in 1998? We are not abandoning our value discipline to "chase" returns from the large-cap market darlings. We think valuations in this market sector are inflated and highly vulnerable to any disappointing earnings news. We are modifying our approach in several ways. We are being more flexible on valuations in recognition that industries and individual companies with pricing power probably deserve somewhat higher price/earnings multiples. We are not going to go out and pay 50 times earnings for market favorites. We will be more willing to pay a market average multiple for stocks we believe have above market average earnings potential. Also, in today's market, stocks with earnings momentum are rising higher and faster than we have been accustomed to. Consequently, some valuation flexibility will allow us to hold on to winners a bit longer to take greater advantage of favorable earnings trends. Finally, the portfolio's weighted capitalization will likely increase in recognition of the advantages larger companies have in an increasingly global economy.
   Our value style and focus on mid/large-cap stocks restrained performance in a year in which the market strongly favored very large-cap growth stocks. We have re-examined our discipline and taken carefully measured steps to modify it in a manner more attuned to what we believe will be long lasting economic and market trends. We are in the process of repositioning the portfolio in industries and larger companies with better pricing and earnings power. We believe our ongoing commitment to value tempered by greater valuation flexibility will enhance returns going forward.

Sincerely,

/s/ Robert Gendelman         /s/ Michael Kassen           /s/ S. Basu Mullick

Robert Gendelman, Michael Kassen and S. Basu Mullick
PORTFOLIO CO-MANAGERS

 *The S&P 500/BARRA  Growth and Value  Indices are constructed  by dividing  the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with higher book-to-price ratios; conversely, the growth index has firms with lower book-to-price ratios. Each company in the index is assigned to either the value or growth index so that the two style indices "add up" to the full index. Like the full S&P indexes, the value and growth indices are capitalization-weighted, meaning that each stock is weighted in proportion to its market value. The S&P 500 Index is an unmanaged index generally considered to be representative of stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividend and capital gain distributions. The Portfolio invests in many securities not included in the above-described indices.

  The composition, industries and holdings are subject to change. The Portfolio is invested in a wide array of securities and no single holding makes up more than a small fraction of its total assets.

  Past performance is no guarantee of future results and shares when redeemed may be worth more or less than their original cost.

  The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance can be expected to vary from those of the other mutual funds.

COMPARISON OF A $10,000 INVESTMENT
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Partners Portfolio

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                         PARTNERS PORTFOLIO     S&P 500 INDEX(2)
1 Year                                               +4.21%              +28.52%
Life of Fund                                        +19.71%              +25.13%
Average Annual Total Return (1)
                                         Partners Portfolio        S&P 500 Index
3/22/94                                             $10,000              $10,000
12/31/94                                             $9,770              $10,085
1995                                                $13,333              $13,861
1996                                                $17,276              $17,035
1997                                                $22,674              $22,711
1998                                                $23,629              $29,188

   Neuberger Berman Advisers Management Trust Partners Portfolio-SM- (the "Fund") commenced operations on 3/22/94.
1. "Total Return" includes reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. The value of an investment in the Fund and the return on the investment both will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

2. The S&P 500 Index is an unmanaged index generally considered to be representative of overall stock market activity. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc.-Registered Trademark- and include reinvestment of all dividends and capital gain distributions. The Series invests in many securities not included in the above-described index.

Performance data are historical and include changes in share price and reinvestment of dividends and capital gain distributions. Performance numbers are net of all Fund operating expenses, but do not include any insurance charges or other expenses imposed by your insurance company's variable annuity or variable life insurance policy. If this performance information included the effect of the insurance charges and other expenses, performance numbers would be lower.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                     December 31,
                                                         1998
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $1,638,027,081
      Receivable for Trust shares sold                   2,725,421
      Deferred organization costs (Note A)                     624
                                                    --------------
                                                     1,640,753,126
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                  9,770,969
      Payable to administrator (Note B)                    410,765
      Accrued expenses                                     102,425
                                                    --------------
                                                        10,284,159
                                                    --------------
NET ASSETS at value                                 $1,630,468,967
                                                    --------------

NET ASSETS consist of:
      Par value                                     $       86,130
      Paid-in capital in excess of par value         1,435,986,195
      Accumulated undistributed net investment
       income                                           18,224,870
      Accumulated net realized gains on investment      25,177,758
      Net unrealized appreciation in value of
       investment                                      150,994,014
                                                    --------------
NET ASSETS at value                                 $1,630,468,967
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      86,130,084
                                                    --------------
NET ASSET VALUE, offering and redemption price per
  share                                                     $18.93
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1998
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $32,877,330
                                                    ------------
    Expenses:
      Administration fee (Note B)                     5,243,274
      Shareholder reports                               204,523
      Legal fees                                         83,705
      Trustees' fees and expenses                        68,614
      Auditing fees                                      13,915
      Custodian fees                                     10,000
      Registration and filing fees                        3,440
      Amortization of deferred organization and
       initial offering expenses (Note A)                 2,811
      Miscellaneous                                       7,408
      Expenses from Series (Notes A & B)              9,019,116
                                                    ------------
        Total expenses                               14,656,806
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                       (7,031)
                                                    ------------
        Total net expenses                           14,649,775
                                                    ------------
        Net investment income                        18,227,555
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities       27,913,853
    Change in net unrealized appreciation of
     investment securities                            4,713,050
                                                    ------------
        Net gain on investments from Series (Note
        A)                                           32,626,903
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $50,854,458
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio

                                                   Year Ended
                                                  December 31,
                                              1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  18,227,555   $   6,928,054
    Net realized gain on investments
      from Series (Note A)                   27,913,853     208,112,368
    Change in net unrealized
      appreciation of investments from
      Series (Note A)                         4,713,050      75,121,916
                                          -----------------------------
    Net increase in net assets resulting
      from operations                        50,854,458     290,162,338
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                    (6,673,458)     (2,479,825)
    Net realized gain on investments       (210,213,946)    (38,189,299)
                                          -----------------------------
    Total distributions to shareholders    (216,887,404)    (40,669,124)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               644,476,585   1,115,192,751
    Proceeds from reinvestment of
      dividends and distributions           216,887,404      40,669,124
    Payments for shares redeemed           (697,697,436)   (477,954,508)
                                          -----------------------------
    Net increase from Trust share
      transactions                          163,666,553     677,907,367
                                          -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS        (2,366,393)    927,400,581
NET ASSETS:
    Beginning of year                     1,632,835,360     705,434,779
                                          -----------------------------
    End of year                           $1,630,468,967  $1,632,835,360
                                          -----------------------------
    Accumulated undistributed net
      investment income at end of year    $  18,224,870   $   6,693,210
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                     33,150,734      60,336,693
    Issued on reinvestment of dividends
      and distributions                      11,179,764       2,479,824
    Redeemed                                (37,463,695)    (26,354,418)
                                          -----------------------------
    Net increase in shares outstanding        6,866,803      36,462,099
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Partners Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Partners Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of seven separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Partners Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1998). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Funds are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At December 31, 1998, the unamortized balance of such expenses amounted to $624.

Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Partners Portfolio

6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the year ended December 31, 1998, no reimbursement to the Fund was required.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $6,055 and $976.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the year ended December 31, 1998, additions and reductions in the Fund's investment in its Series amounted to $431,883,918 and $477,022,217, respectively.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Partners Portfolio
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                                                                Period
                                                                                                 from
                                                                                                 March
                                                                                                  22,
                                                                                                1994(3)
                                                                                                  to
                                                                                                December
                                                        Year Ended December 31,                 31,
                                             1998(2)       1997(2)      1996(2)     1995(2)      1994
                                            -----------------------------------------------------------
Net Asset Value, Beginning of Year          $   20.60     $   16.48     $ 13.23     $  9.77     $10.00
                                            -----------------------------------------------------------
Income From Investment Operations
    Net Investment Income                         .20           .12         .10         .11        .03
    Net Gains or Losses on Securities
 (both realized and unrealized)                   .73          4.82        3.69        3.43       (.26)
                                            -----------------------------------------------------------
      Total From Investment Operations            .93          4.94        3.79        3.54       (.23)
                                            -----------------------------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                         (.08)         (.05)       (.04)       (.01)        --
    Distributions (from net capital
 gains)                                         (2.52)         (.77)       (.50)       (.07)        --
                                            -----------------------------------------------------------
      Total Distributions                       (2.60)         (.82)       (.54)       (.08)        --
                                            -----------------------------------------------------------
Net Asset Value, End of Year                $   18.93     $   20.60     $ 16.48     $ 13.23     $ 9.77
                                            -----------------------------------------------------------
Total Return(4)                                 +4.21%       +31.25%     +29.57%     +36.47%     -2.30%(5)
                                            -----------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
 millions)                                  $ 1,630.5     $ 1,632.8     $ 705.4     $ 207.5     $  9.4
                                            -----------------------------------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(6)                                    .84%          .86%        .95%       1.09%        --
                                            -----------------------------------------------------------
    Ratio of Net Expenses to Average Net
 Assets                                           .84%          .86%        .95%       1.09%      1.75%(7)
                                            -----------------------------------------------------------
    Ratio of Net Investment Income to
 Average Net Assets                              1.04%          .60%        .60%        .97%       .45%(7)
                                            -----------------------------------------------------------
    Portfolio Turnover Rate(8)                     --            --          --          76%        90%
                                            -----------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 1998
--------------------------------------------------------------------------------
          Partners Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
5) Not annualized.
6) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
7) Annualized.
8) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for periods ending after April 28, 1995, are included in the Financial Highlights of AMT Partners Investments, which appear elsewhere in this report.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Partners Portfolio

   We have audited the accompanying statement of assets and liabilities of Partners Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Partners Portfolio of Neuberger Berman Advisers Management Trust at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 29, 1999

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------
          AMT Partners Investments

  Number                                        Market
 of Shares                                     Value(1)
-----------                                  -------------
             COMMON STOCKS (98.7%)
AEROSPACE (1.8%)
     96,700  Northrop Grumman                $   7,071,187
    450,000  Raytheon Co. Class A               23,259,375
                                             -------------
                                                30,330,562
                                             -------------
AIRLINES (1.1%)
    535,000  Continental Airlines Class B       17,922,500(2)
                                             -------------
AUTOMOBILE MANUFACTURING (1.0%)
    499,500  LucasVarity PLC ADR                16,733,250
                                             -------------
AUTO/TRUCK REPLACEMENT PARTS (2.4%)
    245,000  AutoZone, Inc.                      8,069,687(2)
    300,000  Goodyear Tire & Rubber             15,131,250
    406,900  Lear Corp.                         15,665,650(2)
                                             -------------
                                                38,866,587
                                             -------------
BANKING & FINANCIAL SERVICES (12.5%)
    770,000  Bank One                           39,318,125
    905,500  BankBoston Corp.                   35,257,906
    390,000  Chase Manhattan                    26,544,375
    860,000  Countrywide Credit Industries      43,161,250
     37,000  Dun & Bradstreet                    1,167,812
  1,209,100  IndyMac Mortgage Holdings          12,771,119
    998,800  SLM Holding                        47,942,400
                                             -------------
                                               206,162,987
                                             -------------
CHEMICALS (0.7%)
    487,200  Morton International               11,936,400
                                             -------------
COMMUNICATIONS (3.5%)
    410,000  Bell Atlantic                      21,730,000
    495,000  MCI WorldCom                       35,516,250(2)
                                             -------------
                                                57,246,250
                                             -------------
ELECTRICAL & ELECTRONICS (1.5%)
    625,900  General Motors Class H             24,840,406(2)
                                             -------------
ELECTRONICS (3.8%)
    891,500  Loral Space & Communications       15,879,844(2)
    370,000  Raychem Corp.                      11,955,625
    515,000  Tandy Corp.                        21,211,562
    330,000  Teradyne, Inc.                     13,983,750(2)
                                             -------------
                                                63,030,781
                                             -------------
ENERGY (5.6%)
    364,400  Illinova Corp.                      9,110,000
    748,000  McDermott International            18,466,250
     21,000  Montana Power                       1,187,812
    468,400  Niagara Mohawk Power                7,552,950(2)

  Number                                        Market
 of Shares                                     Value(1)
-----------                                  -------------
    567,900  PG&E Corp.                      $  17,888,850
    765,000  Texas Utilities                    35,715,937
                                             -------------
                                                89,921,799
                                             -------------
ENTERTAINMENT (1.0%)
  1,055,200  Mirage Resorts                     15,762,050(2)
                                             -------------
FINANCIAL SERVICES (1.4%)
    544,800  Associates First Capital           23,085,900
                                             -------------
FOOD & TOBACCO (3.7%)
    450,000  Anheuser-Busch                     29,531,250
    754,700  Nabisco Holdings                   31,320,050
                                             -------------
                                                60,851,300
                                             -------------
FOOD PRODUCTS (1.7%)
    907,000  ConAgra, Inc.                      28,570,500
                                             -------------
GAS (1.5%)
    678,300  Praxair, Inc.                      23,910,075
                                             -------------
HEALTH CARE (10.9%)
    600,000  Alza Corp.                         31,350,000(2)
    620,000  American Home Products             34,913,750
    512,500  Baxter International               32,960,156
    160,000  Biogen, Inc.                       13,280,000(2)
    896,700  Boston Scientific                  24,042,769(2)
     36,500  Centocor, Inc.                      1,647,062(2)
    981,000  Tenet Healthcare                   25,751,250(2)
    162,000  Wellpoint Health Networks          14,094,000(2)
                                             -------------
                                               178,038,987
                                             -------------
INDUSTRIAL GOODS & SERVICES (2.3%)
    930,300  AK Steel Holding                   21,862,050
    553,600  Owens-Illinois                     16,954,000(2)
                                             -------------
                                                38,816,050
                                             -------------
INSURANCE (9.1%)
    670,000  Ace, Ltd.                          23,073,125
    355,000  Aetna Inc.                         27,911,875
    610,000  Aon Corp.                          33,778,750
    486,000  CIGNA Corp.                        37,573,875
    355,000  EXEL Ltd.                          26,625,000
                                             -------------
                                               148,962,625
                                             -------------
OIL & GAS (7.7%)
    190,000  Chevron Corp.                      15,758,125
    355,000  Coastal Corp.                      12,402,813
    270,000  K N Energy                          9,821,250
    242,900  Noble Affiliates                    5,981,413
    490,000  Texaco, Inc.                       25,908,750

Advisers Managers Trust                                        December 31, 1998

--------------------------------------------------------------------------------

          AMT Partners Investments

  Number                                        Market
 of Shares                                     Value(1)
-----------                                  -------------
  1,150,000  The Williams Cos.               $  35,865,625
    731,100  Tosco Corp.                        18,917,213
                                             -------------
                                               124,655,189
                                             -------------
PAPER & FOREST PRODUCTS (1.4%)
    410,000  Kimberly-Clark                     22,345,000
                                             -------------
PUBLISHING & BROADCASTING (2.3%)
    417,400  E.W. Scripps                       20,765,650
     87,800  Infinity Broadcasting               2,403,525(2)
    425,000  New York Times                     14,742,188
                                             -------------
                                                37,911,363
                                             -------------
REAL ESTATE (1.2%)
    134,000  Crestline Capital                   1,959,750(2)
  1,340,000  Host Marriott                      18,508,750(2)
                                             -------------
                                                20,468,500
                                             -------------
RESTAURANTS (2.0%)
    170,000  McDonald's Corp.                   13,026,250
    377,800  Tricon Global Restaurants          18,937,225(2)
                                             -------------
                                                31,963,475
                                             -------------
RETAILING (3.5%)
    473,200  Consolidated Stores                 9,552,725(2)
    383,000  Fred Meyer                         23,075,750(2)
    460,500  Harcourt General                   24,492,844
                                             -------------
                                                57,121,319
                                             -------------
TECHNOLOGY (8.4%)
    597,800  Computer Associates                25,481,225
    315,300  Hewlett-Packard                    21,538,931
    770,300  Parametric Technology              12,613,663(2)
  1,040,000  Quantum Corp.                      22,100,000(2)
    265,000  Texas Instruments                  22,674,063
    276,800  Xerox Corp.                        32,662,400
                                             -------------
                                               137,070,282
                                             -------------
TELECOMMUNICATIONS (4.9%)
    375,000  GTE Corp.                          24,375,000
    808,000  MediaOne Group                     37,976,000(2)
    375,000  Northern Telecom                   18,796,875
                                             -------------
                                                81,147,875
                                             -------------
  Number                                        Market
 of Shares                                     Value(1)
-----------                                  -------------
UTILITIES (1.8%)
    221,000  GPU, Inc.                       $   9,765,438
    500,000  Unicom Corp.                       19,281,250
                                             -------------
                                                29,046,688
                                             -------------
             TOTAL COMMON STOCKS (COST
             $1,465,724,686)                 1,616,718,700
                                             -------------

 Principal
  Amount
-----------
             REPURCHASE AGREEMENTS (1.3%)
$21,930,000  State Street Bank and Trust
             Co. Repurchase Agreement,
             4.50%, due 1/4/99, dated
             12/31/98, Maturity Value
             $21,940,965, Collateralized by
             $15,955,000 U.S. Treasury
             Bonds, 8.50%, due 2/15/20
             (Collateral Value $22,588,786)
             (COST $21,930,000)                 21,930,000(3)
                                             -------------
             SHORT-TERM INVESTMENTS (6.8%)
  5,000,000  American Express Credit Corp.,
             4.90%, due 1/6/99                   4,996,597(3)
106,389,688  N&B Securities Lending Quality
             Fund, LLC                         106,389,688(3)
                                             -------------
             TOTAL SHORT-TERM INVESTMENTS
             (COST $111,386,285)               111,386,285
                                             -------------
             TOTAL INVESTMENTS (106.8%)
             (COST $1,599,040,971)           1,750,034,985(4)
             Liabilities, less cash,
             receivables and other assets
             [(6.8%)]                         (112,007,903)
                                             -------------
             TOTAL NET ASSETS (100.0%)       $1,638,027,082
                                             -------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Partners Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) Non-income producing security.
3) At cost, which approximates market value.
4) At December 31, 1998, the cost of investments for Federal income tax purposes was $1,605,362,258. Gross unrealized appreciation of investments was $205,506,456 and gross unrealized depreciation of investments was $60,833,729, resulting in net unrealized appreciation of $144,672,727, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                     December 31,
                                                         1998
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $1,750,034,985
      Cash                                                   7,744
      Receivable for securities sold                     8,645,957
      Dividends and interest receivable                  4,496,404
      Prepaid expenses and other assets                     37,189
      Deferred organization costs (Note A)                   7,008
                                                    --------------
                                                     1,763,229,287
                                                    --------------
LIABILITIES
      Payable for collateral on securities loaned
       (Note A)                                        106,389,688
      Payable for securities purchased                  17,034,418
      Accrued expenses                                   1,111,139
      Payable to investment manager (Note B)               666,960
                                                    --------------
                                                       125,202,205
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $1,638,027,082
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $1,487,033,068
      Net unrealized appreciation in value of
       investment securities                           150,994,014
                                                    --------------
NET ASSETS                                          $1,638,027,082
                                                    --------------
*Cost of investments                                $1,599,040,971
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                      For the
                                                     Year Ended
                                                    December 31,
                                                        1998
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $31,156,917
      Interest income                                 1,875,516
      Foreign taxes withheld (Note A)                  (155,103)
                                                    ------------
        Total income                                 32,877,330
                                                    ------------
    Expenses:
      Investment management fee (Note B)              8,429,503
      Custodian fees (Note B)                           325,475
      Trustees' fees and expenses                        71,427
      Auditing fees                                      67,538
      Legal fees                                         59,941
      Insurance expense                                  18,414
      Accounting fees                                    10,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 5,264
      Miscellaneous                                      31,554
                                                    ------------
        Total expenses                                9,019,116
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                       (7,031)
                                                    ------------
        Total net expenses                            9,012,085
                                                    ------------
        Net investment income                        23,865,245
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                            27,913,853
    Change in net unrealized appreciation of
     investment securities                            4,713,050
                                                    ------------
        Net gain on investments                      32,626,903
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $56,492,148
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                   Year Ended
                                                  December 31,
                                              1998            1997
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  23,865,245   $  10,657,196
    Net realized gain on investments         27,913,853     208,112,368
    Change in net unrealized
      appreciation of investments             4,713,050      75,121,916
                                          -----------------------------
    Net increase in net assets resulting
      from operations                        56,492,148     293,891,480
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                               431,883,918     979,036,741
    Reductions                             (477,022,217)   (325,676,040)
                                          -----------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests    (45,138,299)    653,360,701
                                          -----------------------------
NET INCREASE IN NET ASSETS                   11,353,849     947,252,181
NET ASSETS:
    Beginning of year                     1,626,673,233     679,421,052
                                          -----------------------------
    End of year                           $1,638,027,082  $1,626,673,233
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Partners Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Partners Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of seven separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1998, the unamortized balance of such expenses amounted to $7,008.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. Prior to June 1, 1998, the Series made securities loans to Neuberger Berman, LLC ("Neuberger"), the Series' principal broker and sub-adviser. These loans were made in accordance with an exemptive order issued by the Securities and Exchange Commission under the 1940 Act. The Series received cash as collateral against the lent securities, which was maintained at not less than 100% of the market value of the lent securities during the period of the loan. The Series received income earned on the lent securities and a portion of the income earned on the cash collateral. During the year ended December 31, 1998, the Series lent securities to Neuberger.

Advisers Managers Trust                                        December 31, 1998
--------------------------------------------------------------------------------
          AMT Partners Investments
   Effective June 1, 1998, the Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At December 31, 1998, the value of the securities loaned and the value of the collateral were $104,303,620 and $106,389,688, respectively.
9) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger, a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan, Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $6,055 and $976.

NOTE C -- SECURITIES TRANSACTIONS:
   During the year ended December 31, 1998, there were purchase and sale transactions (excluding short-term securities) of $2,516,622,541 and $2,514,014,625, respectively.
   During the year ended December 31, 1998, brokerage commissions on securities transactions amounted to $6,312,310, of which Neuberger received $3,663,981, and other brokers received $2,648,329.
   In addition, Neuberger's share of the total interest income earned for the year ended December 31, 1998, from the collateralization of securities loaned to or through Neuberger was $61,019.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Partners Investments

                                                                                    Period
                                                                                     from
                                                                                    May 1,
                                                                                    1995(1)
                                                                                      to
                                                                                    December
                                                  Year Ended December 31,           31,
                                              1998          1997         1996        1995
                                            -----------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses(2)                               .52%          .54%        .60%       .67%(3)
                                            -----------------------------------------------
  Net Expenses                                    .52%          .54%        .60%       .67%(3)
                                            -----------------------------------------------
  Net Investment Income                          1.37%          .92%        .95%      1.34%(3)
                                            -----------------------------------------------
Portfolio Turnover Rate                           148%          106%        118%        98%
                                            -----------------------------------------------
Net Assets, End of Year (in millions)        $1,638.0      $1,626.7      $679.4     $142.4
                                            -----------------------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Partners Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AMT Partners Investments, one of the series constituting the Advisers Managers Trust (the "Trust"), as of December 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AMT Partners Investments of Advisers Managers Trust at December 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
January 29, 1999